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                       SUPPLEMENT DATED FEBRUARY 2, 2006

                                    TO THE

                         PROSPECTUS DATED MAY 2, 2005

 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("GIS")
       THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("MM")
       THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("QB") TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("TGIS")
        TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ("TSB")
       TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ("TAS")
                               (THE "ACCOUNTS")

THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT INCONSISTENT THEREWITH, REPLACES THE INFORMATION IN THE PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

On January 25, 2006, the Board of Managers of the Accounts approved proposals to reorganize each Account into the unit investment trust/underlying fund structure that is more common in the variable annuity industry. Specifically, if the reorganizations are consummated, the assets of each Account will be transferred to a corresponding mutual fund portfolio as indicated below (the "Portfolios"), and owners of variable annuities contracts issued by The Travelers Insurance Company that have allocated their assets under such contracts to an Account ("Contract Owners") will instead own units of a sub-account of The Travelers Fund U for Variable Annuities that invests exclusively in shares of the Portfolio to which the Account's assets were transferred. The value of the units in an Account held by a Contract Owner immediately before the Reorganization will equal the value of the sub-account's units (and, indirectly, the Portfolio's shares) held by the Contract Owner immediately after the Reorganization. Each Account and its corresponding Portfolio is as follows:

ACCOUNT CORRESPONDING PORTFOLIO
 GIS    Batterymarch Growth and Income Portfolio of Met Investors Series Trust
 MM     BlackRock Money Market Portfolio of Metropolitan Series Fund, Inc.
          (the "Series Fund")
 QB     BlackRock Bond Income Portfolio of the Series Fund
 TGIS   MetLife Stock Index Portfolio of the Series Fund
 TSB    BlackRock Money Market Portfolio of the Series Fund
 TAS    MetLife Mid Cap Stock Index Portfolio of the Series Fund

Each Portfolio has investment objectives, strategies and risks similar to that of its corresponding Account.

Each reorganization is subject to the approval by a majority of the outstanding voting securities of the Account that is the subject of the reorganization. Record holders of units of an Account as of January 31, 2006 will be entitled to vote at meetings of such holders to be held on April 27, 2006. It is expected that Contract Owners will be mailed information detailing the reorganizations in late February or early March.